Income Taxes - Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2018
ATA Education | Limited Partnership | Muhua Shangce
Percentage of equity interest sold	24.00%